UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023



NexPoint Real Estate Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 AFC GAMMA, INC.                                                                             Agenda Number:  935809066
--------------------------------------------------------------------------------------------------------------------------
        Security:  00109K105
    Meeting Type:  Annual
    Meeting Date:  18-May-2023
          Ticker:  AFCG
            ISIN:  US00109K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alexander Frank                                           Mgmt          For                            For
       Marnie Sudnow                                             Mgmt          For                            For

2.     Ratification of the Appointment of                        Mgmt          For                            For
       CohnReznick LLP as the Company's
       Independent Registered Public Accounting
       Firm for the Year Ending December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 BLUEROCK HOMES TRUST INC                                                                    Agenda Number:  935830376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09631H100
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2023
          Ticker:  BHM
            ISIN:  US09631H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Ramin Kamfar                                           Mgmt          For                            For
       I. Bobby Majumder                                         Mgmt          For                            For
       Romano Tio                                                Mgmt          For                            For
       Elizabeth Harrison                                        Mgmt          Withheld                       Against
       Kamal Jafarnia                                            Mgmt          For                            For

2.     The ratification of Grant Thornton LLP as                 Mgmt          For                            For
       the independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 FARMLAND PARTNERS INC.                                                                      Agenda Number:  935790611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31154R109
    Meeting Type:  Annual
    Meeting Date:  03-May-2023
          Ticker:  FPI
            ISIN:  US31154R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mr. Chris A. Downey                                       Mgmt          For                            For
       Mr. Luca Fabbri                                           Mgmt          For                            For
       Mr. Joseph W. Glauber                                     Mgmt          For                            For
       Mr. John A. Good                                          Mgmt          For                            For
       Ms. Jennifer S. Grafton                                   Mgmt          For                            For
       Mr. Thomas P. Henegan                                     Mgmt          For                            For
       Mr. Danny D. Moore                                        Mgmt          For                            For
       Mr. Paul A. Pittman                                       Mgmt          For                            For
       Mr. Murray R. Wise                                        Mgmt          For                            For

2.     To ratify the appointment of Plante &                     Mgmt          For                            For
       Moran, PLLC as our independent registered
       public accounting firm for our fiscal year
       ending December 31, 2023.

3.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 MFA FINANCIAL, INC.                                                                         Agenda Number:  935827329
--------------------------------------------------------------------------------------------------------------------------
        Security:  55272X607
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2023
          Ticker:  MFA
            ISIN:  US55272X6076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Laurie S. Goodman                   Mgmt          For                            For

1b.    Election of Director: Richard C. Wald                     Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023.

3.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution to approve the Company's
       executive compensation.

4.     Approval of the Company's Equity                          Mgmt          For                            For
       Compensation Plan, which is an amendment
       and restatement of the Company's existing
       Equity Compensation Plan.

5.     Advisory (non-binding) vote on the                        Mgmt          1 Year                         For
       frequency of the advisory vote on the
       Company's executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935838334
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  09-May-2023
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: James
       Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Brian
       Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Edward
       Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Scott
       Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Arthur
       Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Carol
       Swain

1g.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders:
       Catherine Wood

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935836291
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  09-May-2023
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: James
       Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Brian
       Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Edward
       Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Scott
       Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Arthur
       Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Carol
       Swain

1g.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders:
       Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 SAFEHOLD INC                                                                                Agenda Number:  935763866
--------------------------------------------------------------------------------------------------------------------------
        Security:  78645L100
    Meeting Type:  Special
    Meeting Date:  09-Mar-2023
          Ticker:  SAFE
            ISIN:  US78645L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal (the "SAFE merger proposal") to                Mgmt          For                            For
       approve the transactions described in the
       Agreement and Plan of Merger, dated as of
       August 10, 2022, by and between Safehold
       Inc. ("SAFE") and iStar Inc. ("STAR"),
       including that SAFE will merge with and
       into STAR, with STAR continuing as the
       surviving corporation (the "Merger") and
       operating under the name "Safehold Inc."

2.     A proposal to approve certain changes to                  Mgmt          For                            For
       SAFE's Caret program, as more particularly
       described in the joint proxy
       statement/prospectus.

3.     A proposal to approve the adjournment from                Mgmt          For                            For
       time to time of the SAFE Special Meeting,
       if necessary, to solicit additional proxies
       if there are not sufficient votes to adopt
       the SAFE merger proposal at the time of the
       SAFE Special Meeting or any adjournment or
       postponement thereof.




--------------------------------------------------------------------------------------------------------------------------
 SAFEHOLD INC.                                                                               Agenda Number:  935846848
--------------------------------------------------------------------------------------------------------------------------
        Security:  78646V107
    Meeting Type:  Annual
    Meeting Date:  20-Jun-2023
          Ticker:  SAFE
            ISIN:  US78646V1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Jay Sugarman                        Mgmt          For                            For

1.2    Election of Director: Marcos Alvarado                     Mgmt          For                            For

1.3    Election of Director: Jesse Hom                           Mgmt          For                            For

1.4    Election of Director: Robin Josephs                       Mgmt          For                            For

1.5    Election of Director: Jay Nydick                          Mgmt          For                            For

1.6    Election of Director: Barry Ridings                       Mgmt          For                            For

1.7    Election of Director: Stefan Selig                        Mgmt          For                            For

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023

3.     Approval of amendments to Amended and                     Mgmt          For                            For
       Restated 2009 Long-Term Incentive Plan

4.     Non-binding advisory vote to approve                      Mgmt          For                            For
       executive compensation ("Say on Pay")

5.     Advisory vote on the frequency of future                  Mgmt          1 Year                         For
       Say on Pay votes




--------------------------------------------------------------------------------------------------------------------------
 TELESAT CORPORATION                                                                         Agenda Number:  935876384
--------------------------------------------------------------------------------------------------------------------------
        Security:  879512309
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2023
          Ticker:  TSAT
            ISIN:  CA8795123097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Michael Boychuk                                           Mgmt          For                            For
       Jason A. Caloras                                          Mgmt          Withheld                       Against
       Jane Craighead                                            Mgmt          For                            For
       Richard Fadden                                            Mgmt          For                            For
       Daniel S. Goldberg                                        Mgmt          Withheld                       Against
       Henry (Hank) Intven                                       Mgmt          For                            For
       David Morin                                               Mgmt          Withheld                       Against
       Dr. Mark H. Rachesky                                      Mgmt          Withheld                       Against
       Guthrie Stewart                                           Mgmt          Withheld                       Against
       Michael B. Targoff                                        Mgmt          Withheld                       Against

2      Appointment of Deloitte LLP Chartered                     Mgmt          For                            For
       Professional Accountants as Auditors of the
       Corporation for the ensuing year and
       authorizing the Directors to fix their
       remuneration.

3      The undersigned certifies that it has made                Mgmt          Abstain                        Against
       reasonable inquiries as to the Canadian
       status of the registered holder and the
       beneficial owner of the shares represented
       by this voting instruction form and has
       read the definitions set out below so as to
       make an accurate Declaration of Canadian
       status. The undersigned hereby certifies
       that the shares or units represented by
       this voting instruction form are (check one
       box based on the definitions set out
       below): NOTE: "FOR" = CANADIAN, "ABSTAIN" =
       NON-CANADIAN HOLDER and if not marked will
       be as AGAINST.




--------------------------------------------------------------------------------------------------------------------------
 THE GROUND LEASE REIT, INC.                                                                 Agenda Number:  935867652
--------------------------------------------------------------------------------------------------------------------------
        Security:  39949R102
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Murray McCabe                                             Mgmt          For                            For
       Luke Pak                                                  Mgmt          For                            For
       Pat Tribolet                                              Mgmt          For                            For
       Tom Ferguson                                              Mgmt          For                            For
       Jim Curtin                                                Mgmt          For                            For
       Julien Roy-Decary                                         Mgmt          For                            For
       Laurence Bastien                                          Mgmt          For                            For
       Stephanie Setiawan                                        Mgmt          For                            For
       Justin Rimel                                              Mgmt          For                            For
       Andrew Lane                                               Mgmt          For                            For

2.     The ratification of the appointment of Moss               Mgmt          For                            For
       Adams LLP as the Company's independent
       registered public accounting firm for the
       year ending in December 31, 2023.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/16/2023